Stockholders Equity (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 01, 2021	Apr. 03, 2014	Mar. 19, 2021	Mar. 25, 2015	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2020	May 01, 2014	Jan. 27, 2014
Preferred stock, shares authorized					50,000,000		50,000,000	50,000,000	50,000,000
Preferred stock, shares par value					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued					40,000,000		40,000,000	40,000,000	40,000,000
Preferred stock, shares outstanding					40,000,000		40,000,000	40,000,000	40,000,000
Common stock, shares issued					69,914,086		69,914,086	68,984,086	68,984,086
Common stock, shares outstanding					69,914,086		69,914,086	68,984,086	68,984,086
Common stock, shares authorized					500,000,000		500,000,000	500,000,000	500,000,000
Common stock, shares par value					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Stock issued for professional services, shares	250,000		80,000
Stock issued for professional services, Amount	$ 115,000		$ 100,000		$ 156,375	$ 151,500		$ 173,583
VoiceStep [Member]
Business acquisition, purchase price, shares issued		40,000,000
Membership interest		100.00%			50.00%		50.00%				100.00%
Series A Preferred Stock [Member]
Preferred stock, shares authorized										40,000,000
Preferred stock, shares issued										40,000,000
Preferred stock, shares outstanding										40,000,000
Voting right, description							each share of Series A Preferred Stock shall vote as a class on all issues to which shareholders of common stock have a right to vote but shall have ten (10) votes per share of Series A Preferred stock while the shares of Common Stock shall have one vote per share.
Stock Incentive Plan [Member]
Common stock, shares authorized				5,000,000
Plan term				10 years
Consultants [Member]
Stock issued for professional services, shares							375,000	3,550,000
Stock issued for professional services, Amount							$ 307,875	$ 173,583
Stock issued for cash, Shares							555,000
Stock issued for cash, Amount							$ 415,000